Provision for Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax (benefit) expense	$ 0	$ 0	$ 0	$ 0
Valuation allowance on net deferred tax assets			26,700	81,500
Tax credits			18,565	24,296
Income tax interest and penalties accrued			$ 0	$ 0
Cumulative stock change in ownership percentage			50.00%
Period for cumulative change in ownership			3 years
U.S. federal provision at statutory rate			21.00%
Operating loss carryforwards amount not subject to expiration			$ 428,000
Operating loss carryforwards amount subject to expiration			20,100
U.S Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			448,100
U.S Federal [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credits			7,700
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			340,800
State [Member] | Research Tax Credit Carryforward [Member] | California [Member]
Operating Loss Carryforwards [Line Items]
Tax credits			$ 18,500